Trade receivables (Details 4) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of provision matrix [line items]
Total trade receivables, net	$ 8,005	$ 8,217
Trade receivables [member]
Disclosure of provision matrix [line items]
Total trade receivables, net	8,005	8,217
Trade receivables [member] | USD
Disclosure of provision matrix [line items]
Total trade receivables, net	3,344	3,311
Trade receivables [member] | EUR
Disclosure of provision matrix [line items]
Total trade receivables, net	1,408	1,668
Trade receivables [member] | RUB
Disclosure of provision matrix [line items]
Total trade receivables, net	473	288
Trade receivables [member] | JPY
Disclosure of provision matrix [line items]
Total trade receivables, net	383	437
Trade receivables [member] | GBP
Disclosure of provision matrix [line items]
Total trade receivables, net	200	191
Trade receivables [member] | CNY
Disclosure of provision matrix [line items]
Total trade receivables, net	197	208
Trade receivables [member] | AUD
Disclosure of provision matrix [line items]
Total trade receivables, net	139	153
Trade receivables [member] | CAD
Disclosure of provision matrix [line items]
Total trade receivables, net	139	125
Trade receivables [member] | BRL
Disclosure of provision matrix [line items]
Total trade receivables, net	129	148
Trade receivables [member] | CHF
Disclosure of provision matrix [line items]
Total trade receivables, net	106	124
Trade receivables [member] | Others
Disclosure of provision matrix [line items]
Total trade receivables, net	$ 1,487	$ 1,564